GOODWILL AND INTANGIBLE ASSETS - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
GOODWILL AND INTANGIBLE ASSETS
As of beginning	$ 199,329
Acquired through business combinations and initial consolidation of VIEs	12,729
Impairment of goodwill	(117,950)
As of ending	$ 94,108